FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2017

Item 1. Proxy Voting Record

ICA File Num	Registrant Name	fund name	company name	Ticker	security id	Meeting_Date	Proponent	item desc	mgt rec vote	client vote	Vote cast “for” or “against” Mgmt
811-22988	Nuveen Global High Income Fund	Nuveen Global High Income Fund	Waste Italia SpA	NULL	T9T065AB7	12/12/2016	Management	Approve Extraordinary Resolution as per Meeting Notice	For	Did Not Vote	Against
811-22988	Nuveen Global High Income Fund	Nuveen Global High Income Fund	Penn Virginia Corporation	PVAC	70788V102	5/3/2017	Management	Elect Director Harry Quarls	For	For	For
811-22988	Nuveen Global High Income Fund	Nuveen Global High Income Fund	Penn Virginia Corporation	PVAC	70788V102	5/3/2017	Management	Elect Director Darin G. Holderness	For	For	For
811-22988	Nuveen Global High Income Fund	Nuveen Global High Income Fund	Penn Virginia Corporation	PVAC	70788V102	5/3/2017	Management	Elect Director Marc McCarthy	For	For	For
811-22988	Nuveen Global High Income Fund	Nuveen Global High Income Fund	Penn Virginia Corporation	PVAC	70788V102	5/3/2017	Management	Elect Director Jerry R. Schuyler	For	For	For
811-22988	Nuveen Global High Income Fund	Nuveen Global High Income Fund	Penn Virginia Corporation	PVAC	70788V102	5/3/2017	Management	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	For
811-22988	Nuveen Global High Income Fund	Nuveen Global High Income Fund	Penn Virginia Corporation	PVAC	70788V102	5/3/2017	Management	Advisory Vote on Say on Pay Frequency	One Year	One Year	For
811-22988	Nuveen Global High Income Fund	Nuveen Global High Income Fund	Penn Virginia Corporation	PVAC	70788V102	5/3/2017	Management	Ratify Grant Thornton LLP as Auditors	For	For	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Global High Income Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 29, 2017